Equity	6 Months Ended
Jun. 30, 2023
Equity [abstract]
Equity	Equity
In the first six month period ended 30 June 2023 and 2022 there were no quantitative or qualitative changes in Grupo Santander's equity other than those indicated in the condensed consolidated statements of changes in total equity.
a)    Capital
Banco Santander's share capital at 30 June 2023 and 31 December 2022 consisted of EUR 8,092 million and 8,397, respectively, represented by 16,184,146,059 and 16,794,401,584 shares of EUR 0.50 of nominal value each, respectively, and all of them of a unique class and series.
On 21 March 2023, there was a capital reduction amounting to EUR 170 million through the redemption of 340,406,572 shares, corresponding to the share buyback program for the year 2022 ended in January 2023.
Likewise, on 30 June 2023, Banco Santander has decreased its capital by an amount of EUR 135 million through the redemption of 269,848,953 shares, corresponding to the share buyback program carried out between March and May 2023.
Both operations have not entailed the return of contributions to the shareholders as Banco Santander was the owner of the redeemed shares.
b)    Share premium
Includes the amount paid by the bank's shareholders in capital issues in excess of par value.
As a result of the capital reductions described in Note 11.a, during the first half of 2023 the share premium has been reduced by an amount of 1,595 million euros, corresponding to the difference between the purchase value of the shares amortized (1,900 million euros) and the nominal value of said shares (305 million euros).
Likewise, in accordance with the applicable legislation, a reserve for amortized capital has been allocated with a charge to the share premium for an equal amount to the nominal value of said amortized shares (305 million euros).
c) Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2023	31-12-2022
Other comprehensive income accumulated	(33,789)	(35,628)
Items not reclassified to profit or loss	(4,956)	(4,635)
Actuarial gains or losses on defined benefit pension plans	(4,036)	(3,945)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	3	10
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(859)	(672)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	252	293
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(252)	(293)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(64)	(28)
Items that may be reclassified to profit or loss	(28,833)	(30,993)
Hedge of net investments in foreign operations (effective portion)	(8,322)	(6,750)
Exchange differences	(17,580)	(20,420)
Hedging derivatives (effective portion)	(2,118)	(2,437)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(563)	(1,002)
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(250)	(384)
d) Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans
The balance of the heading Other accumulated comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans, includes the actuarial gains or losses and the return on the assets assigned to the plan, less administration costs and plan's own taxes, and any change in the effects of the asset limit, excluding amounts included in net interest on net defined benefit liability (asset). Its variation is shown in the consolidated condensed statement of recognized income and expense.
During the first six months of 2023, the amount of actuarial losses (net of actuarial gains) has increased by EUR 402 million. The main impacts are:
•Increase of EUR 182 million in the cumulative actuarial losses relating to the Group´s businesses in the UK, mainly due to the performance of the asset portfolio, partially offset by the variation in the discount rate used in the obligations (increase from 4.88% to 5.28%).
•Increase of 134 million euros in accumulated actuarial losses corresponding to the Group's businesses in Brazil, due to the variation in the discount rate (decrease from 9.44% to 8.71% in the main pension plans, and decrease from 9.46% to 8.73% in the main medical plan), to short-term inflation and the performance of the asset portfolio.
•Decrease of EUR 21 million in the cumulative actuarial losses relating to the Group's businesses in Portugal, mainly due to the good performance of the asset portfolio.
•Decrease of EUR 13 million in the cumulative actuarial losses relating to the Group´s businesses in Spain, mainly due to the discount rate variation (increase from 3.80% to 4.00%).
The other modification in accumulated actuarial profit or losses is an increase of EUR 120 million as a result of the evolution of exchange rates and other movements.
e) Other comprehensive income - Items not reclassified to profit or loss – Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income
Includes the net amount of unrealised fair value changes in equity instruments at fair value with changes in other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2023 and 31 December 2022 under 'Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income' depending on the geographical origin of the issuer:

	EUR million
	30-06-2023				31-12-2022
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	31	(1,172)	(1,141)	251	30	(926)	(896)	500
International
Rest of Europe	110	(67)	43	271	84	(60)	24	225
United States	18	—	18	24	15	—	15	29
Latin America and rest	309	(88)	221	1,183	244	(59)	185	1,187
	468	(1,327)	(859)	1,729	373	(1,045)	(672)	1,941
Of which:
Listed	311	(138)	173	1,191	246	(113)	133	1,200
Unlisted	157	(1,189)	(1,032)	538	127	(932)	(805)	741
f) Other comprehensive income - Items that may be reclassified to profit or loss – Hedges of net investments in foreign operations (effective portion) and exchange differences
Other comprehensive income - Items that may be reclassified to profit or loss - Hedges of net investments in foreign operations (effective portion) includes the net amount of the changes in value of hedging instruments in hedges of net investments in foreign operations, in respect of the portion of these changes considered to be effective hedges.
Other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences includes the net amount of exchange differences arising on non-monetary items whose fair value is adjusted against equity and the differences arising on the translation to euros of the balances of the consolidated entities whose functional currency is not the euro.
The net variation of both headings recognised during the first six months of 2023 in the interim condensed consolidated statement of recognised income and expenses, reflects the impact of the evolution of the currencies during the year, reflecting mainly the strong appreciation of the Brazilian real, Pound sterling and Mexican peso, and in the negative side the impact of the depreciation of the US dollar (see Note 1.e). Of this variation, a capital gain of EUR 392 million corresponds to the valuation at the closing exchange rate of goodwill for the first six months of 2023 (see Note 8).
g) Other comprehensive income – Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income
Includes the net amount of unrealised fair value changes in debt instruments at fair value through other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2023 and 31 December 2022 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	EUR million
	30-06-2023				31-12-2022
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Issued by public Public-sector
Spain	110	(1)	109	9,544	26	(1)	25	9,312
Rest of Europe	355	(140)	215	18,607	268	(199)	69	17,593
Latin America and rest of the world	177	(843)	(666)	40,351	196	(937)	(741)	40,873
Issued by Private-sector
Spain	82	(3)	79	6,277	—	(24)	(24)	5,727
Rest of Europe	12	(56)	(44)	5,157	11	(68)	(57)	5,203
Latin America and rest of the world	27	(283)	(256)	5,091	16	(290)	(274)	4,590
	763	(1,326)	(563)	85,027	517	(1,519)	(1,002)	83,298